Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 77,875	$ 88,614
Accounts receivable	166,070	97,855
Contract assets	4,135	35,027
Inventories	74,081	64,962
Prepaid expenses and deposits	7,676	7,402
Assets held for sale	683	1,340
Total current assets	330,520	295,200
Property, plant and equipment	1,246,584	1,142,946
Operating lease right-of-use assets	12,722	12,782
Investments in affiliates and joint ventures	84,692	81,435
Intangible assets	9,901	6,971
Other assets	9,845	7,144
Total assets	1,694,264	1,546,478
Current liabilities
Accounts payable	110,750	146,190
Accrued liabilities	77,908	72,225
Contract liabilities	1,944	59
Current portion of long-term debt	84,194	81,306
Current portion of contingent obligations	39,290	22,501
Current portion of operating lease liabilities	1,771	1,742
Total current liabilities	315,857	324,023
Long-term debt	719,399	611,313
Contingent obligations	88,576	93,356
Operating lease liabilities	11,441	11,307
Other long-term obligations	44,711	41,001
Deferred tax liabilities	125,378	108,824
Total liabilities	1,305,362	1,189,824
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2024 - 27,704,450 (December 31, 2023 – 27,827,282))	228,961	229,455
Treasury shares (December 31, 2024 - 1,000,328 (December 31, 2023 - 1,090,187))	(15,913)	(16,165)
Additional paid-in capital	20,819	20,739
Retained earnings	156,125	123,032
Accumulated other comprehensive loss	(1,090)	(407)
Shareholders' equity	388,902	356,654
Total liabilities and shareholders' equity	1,694,264	1,546,478
Contingencies
Subsequent events